TFA - Key economic assumptions at balance sheet date (Details 4) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2021
CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 281.0	SFr 478.0	SFr 281.0
Weighted-average life, in years	3 years 10 months 24 days	3 years 6 months
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (3.5)	SFr (7.0)	(3.5)
Impact on fair value from 20% adverse change in cash flow discount rate	(6.8)	(13.8)	(6.8)
Impact on fair value from 10% adverse change in expected credit losses	(2.5)	(3.7)	(2.5)
Impact on fair value from 20% adverse change in expected credit losses	SFr (4.9)	SFr (7.4)	(4.9)
CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	1.70%	4.20%
Expected credit losses rate (rate per annum), in % (as a percent)	0.60%	1.20%
CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	50.70%	41.90%
Expected credit losses rate (rate per annum), in % (as a percent)	8.40%	13.20%
CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 55.0	SFr 96.0	55.0
RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 2,310.0	SFr 1,563.0	2,310.0
Weighted-average life, in years	4 years 8 months 12 days	8 years 8 months 12 days
Impact on fair value from 10% adverse change in prepayment speed	SFr (31.1)	SFr (30.4)	(31.1)
Impact on fair value from 20% adverse change in prepayment speed	(59.8)	(59.6)	(59.8)
Impact on fair value from 10% adverse change in cash flow discount rate	(38.1)	(53.8)	(38.1)
Impact on fair value from 20% adverse change in cash flow discount rate	(73.3)	(103.5)	(73.3)
Impact on fair value from 10% adverse change in expected credit losses	(28.5)	(27.6)	(28.5)
Impact on fair value from 20% adverse change in expected credit losses	SFr (54.8)	SFr (53.7)	(54.8)
RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	5.10%	4.00%
Cash flow discount rate per annum, in % (as a percent)	0.70%	2.10%
Expected credit losses rate (rate per annum), in % (as a percent)	0.40%	0.30%
RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	41.90%	22.90%
Cash flow discount rate per annum, in % (as a percent)	35.50%	38.40%
Expected credit losses rate (rate per annum), in % (as a percent)	34.20%	35.30%
RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 370.0	SFr 270.0	370.0
Other asset-backed financings
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 402.0	SFr 549.0	402.0
Weighted-average life, in years	5 years 6 months	5 years 2 months 12 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (4.9)	SFr (8.6)	(4.9)
Impact on fair value from 20% adverse change in cash flow discount rate	(9.7)	(16.9)	(9.7)
Impact on fair value from 10% adverse change in expected credit losses	(4.3)	(5.5)	(4.3)
Impact on fair value from 20% adverse change in expected credit losses	SFr (8.4)	SFr (10.8)	(8.4)
Other asset-backed financings | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	0.30%	1.20%
Expected credit losses rate (rate per annum), in % (as a percent)	0.70%	0.60%
Other asset-backed financings | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	14.70%	52.00%
Expected credit losses rate (rate per annum), in % (as a percent)	13.30%	49.90%
Other asset-backed financings | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 27.0	SFr 75.0	27.0
Bank | CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	281.0	SFr 478.0	SFr 281.0
Weighted-average life, in years		3 years 6 months	3 years 10 months 24 days
Impact on fair value from 10% adverse change in cash flow discount rate	(3.5)	SFr (7.0)	SFr (3.5)
Impact on fair value from 20% adverse change in cash flow discount rate	(6.8)	(13.8)	(6.8)
Impact on fair value from 10% adverse change in expected credit losses	(2.5)	(3.7)	(2.5)
Impact on fair value from 20% adverse change in expected credit losses	(4.9)	SFr (7.4)	SFr (4.9)
Bank | CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)		4.20%	1.70%
Expected credit losses rate (rate per annum), in % (as a percent)		1.20%	0.60%
Bank | CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)		41.90%	50.70%
Expected credit losses rate (rate per annum), in % (as a percent)		13.20%	8.40%
Bank | CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	55.0	SFr 96.0	SFr 55.0
Bank | RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	2,310.0	SFr 1,563.0	SFr 2,310.0
Weighted-average life, in years		8 years 8 months 12 days	4 years 8 months 12 days
Impact on fair value from 10% adverse change in prepayment speed	(31.1)	SFr (30.4)	SFr (31.1)
Impact on fair value from 20% adverse change in prepayment speed	(59.8)	(59.6)	(59.8)
Impact on fair value from 10% adverse change in cash flow discount rate	(38.1)	(53.8)	(38.1)
Impact on fair value from 20% adverse change in cash flow discount rate	(73.3)	(103.5)	(73.3)
Impact on fair value from 10% adverse change in expected credit losses	(28.5)	(27.6)	(28.5)
Impact on fair value from 20% adverse change in expected credit losses	(54.8)	SFr (53.7)	SFr (54.8)
Bank | RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)		4.00%	5.10%
Cash flow discount rate per annum, in % (as a percent)		2.10%	0.70%
Expected credit losses rate (rate per annum), in % (as a percent)		0.30%	0.40%
Bank | RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)		22.90%	41.90%
Cash flow discount rate per annum, in % (as a percent)		38.40%	35.50%
Expected credit losses rate (rate per annum), in % (as a percent)		35.30%	34.20%
Bank | RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	370.0	SFr 270.0	SFr 370.0
Bank | Other asset-backed financings
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	402.0	SFr 549.0	SFr 402.0
Weighted-average life, in years		5 years 2 months 12 days	5 years 6 months
Impact on fair value from 10% adverse change in cash flow discount rate	(4.9)	SFr (8.6)	SFr (4.9)
Impact on fair value from 20% adverse change in cash flow discount rate	(9.7)	(16.9)	(9.7)
Impact on fair value from 10% adverse change in expected credit losses	(4.3)	(5.5)	(4.3)
Impact on fair value from 20% adverse change in expected credit losses	(8.4)	SFr (10.8)	SFr (8.4)
Bank | Other asset-backed financings | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)		1.20%	0.30%
Expected credit losses rate (rate per annum), in % (as a percent)		0.60%	0.70%
Bank | Other asset-backed financings | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)		52.00%	14.70%
Expected credit losses rate (rate per annum), in % (as a percent)		49.90%	13.30%
Bank | Other asset-backed financings | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 27.0	SFr 75.0	SFr 27.0